Share capital (Details) - Stock Option [Member]	9 Months Ended
Sep. 30, 2019 $ / shares shares
Disclosure of financial assets [line items]
Number of outstanding balance, Beginning | shares	5,740,000
Expired / Cancelled | shares	(10,000)
Granted | shares	360,000
Number of outstanding balance, Ending | shares	6,090,000
Options exercisable | shares	6,090,000
Weighted average exercise price, Beginning | $ / shares	$ 1.76
Expired / Cancelled | $ / shares	3.43
Granted | $ / shares	2.08
Weighted average exercise price, Ending | $ / shares	1.78
Options exercisable | $ / shares	$ 1.78
Weighted average remaining contractual life (in years)	6 years 4 months 13 days
Expired / Cancelled	0 years
Granted	9 years 6 months 3 days
Weighted average remaining contractual life options outstanding	5 years 10 months 10 days
Weighted average remaining contractual life options exercisable (in years)	5 years 10 months 10 days